Revenue - Operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Subject to or Available for Operating Lease [Line Items]
Lessor, operating lease, payments to be received, next twelve months	$ 393,000
Lessor, operating lease, payments to be received, two years	310,000
Lessor, operating lease, payments to be received, three years	252,900
Lessor, operating lease, payments to be received, four years	197,400
2026	135,400
Property, plant and equipment, net	1,186,968	$ 1,220,355
Assets
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, net	2,600,000	2,800,000
Property, plant and equipment, gross	3,500,000	3,700,000
Accumulated depreciation	$ 958,900	$ 889,400